UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05445

Name of Registrant:	Vanguard Fenway Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2019—March 31, 2020

Item 1: Reports to Shareholders

Semiannual Report | March 31, 2020 Vanguard Equity Income Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	19

Liquidity Risk Management	21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Equity Income Fund	9/30/2019	3/31/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$820.41	$1.27
Admiral™ Shares	1,000.00	820.69	0.86
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.60	$1.42
Admiral Shares	1,000.00	1,024.05	0.96

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.28% for Investor Shares and 0.19% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Equity Income Fund

Fund Allocation

As of March 31, 2020

Communication Services	7.1%
Consumer Discretionary	5.0
Consumer Staples	13.0
Energy	4.7
Financials	15.8
Health Care	19.5
Industrials	10.6
Information Technology	12.3
Materials	2.4
Real Estate	1.6
Utilities	8.0

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Equity Income Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (96.5%)
Communication Services (6.6%)
Verizon Communications Inc.	16,549,198	889,188
Comcast Corp. Class A	20,565,409	707,039
AT&T Inc.	7,886,411	229,889
CenturyLink Inc.	6,208,649	58,734
Omnicom Group Inc.	808,822	44,404
BCE Inc.	789,482	32,386
TEGNA Inc.	2,005,392	21,779
		1,983,419
Consumer Discretionary (4.6%)
McDonald’s Corp.	2,449,749	405,066
Home Depot Inc.	1,698,160	317,063
Lowe’s Cos. Inc.	1,585,339	136,418
Target Corp.	1,213,793	112,846
VF Corp.	1,773,600	95,916
Cie Generale des Etablissements Michelin SCA	859,095	75,244
General Motors Co.	2,403,378	49,942
Whirlpool Corp.	558,351	47,907
Best Buy Co. Inc.	485,665	27,683
Las Vegas Sands Corp.	548,809	23,308
H&R Block Inc.	1,495,857	21,062
Hanesbrands Inc.	2,673,299	21,039
Newell Brands Inc.	1,314,001	17,450
Brinker International Inc.	1,228,222	14,751
Autoliv Inc.	286,430	13,179
		1,378,874
Consumer Staples (12.9%)
Procter & Gamble Co.	5,699,901	626,989
Philip Morris International Inc.	7,791,704	568,483
Coca-Cola Co.	12,794,177	566,142
PepsiCo Inc.	3,508,888	421,417
Walmart Inc.	3,119,312	354,416
Unilever NV	6,174,123	301,235
Archer-Daniels-Midland Co.	6,529,414	229,705
Mondelez International Inc. Class A	4,386,288	219,665
Sysco Corp.	2,229,892	101,750
Kimberly-Clark Corp.	602,350	77,023
Kraft Heinz Co.	3,088,953	76,421
Campbell Soup Co.	1,387,845	64,063
Coca-Cola European Partners plc	1,559,914	58,544
Bunge Ltd.	932,421	38,257
Altria Group Inc.	973,069	37,629
Coty Inc. Class A	6,079,342	31,369
Conagra Brands Inc.	1,029,548	30,207
Molson Coors Beverage Co. Class B	607,273	23,690
Hershey Co.	82,538	10,936
Colgate-Palmolive Co.	95,528	6,339
		3,844,280
Energy (4.7%)
Chevron Corp.	7,676,449	556,236
^ TC Energy Corp.	5,413,812	240,627
Exxon Mobil Corp.	5,283,849	200,628
Kinder Morgan Inc.	12,177,656	169,513
Phillips 66	1,758,517	94,344
ConocoPhillips	1,031,140	31,759
Schlumberger Ltd.	2,006,099	27,062
Valero Energy Corp.	526,258	23,871
Williams Cos. Inc.	921,468	13,039
Murphy Oil Corp.	2,095,154	12,843
Delek US Holdings Inc.	809,294	12,754
CVR Energy Inc.	570,452	9,430
Helmerich & Payne Inc.	156,785	2,454
		1,394,560
Financials (15.5%)
JPMorgan Chase & Co.	11,012,526	991,458
Bank of America Corp.	27,303,153	579,646
Progressive Corp.	6,276,170	463,432
MetLife Inc.	10,839,475	331,363
Truist Financial Corp.	7,494,994	231,146
Chubb Ltd.	1,859,458	207,683
BlackRock Inc.	458,928	201,915

Equity Income Fund

		Market
		Value•
	Shares	($000)
PNC Financial Services Group Inc.	1,902,468	182,104
Marsh & McLennan Cos. Inc.	1,887,637	163,205
Citigroup Inc.	3,832,350	161,419
Wells Fargo & Co.	5,173,353	148,475
M&T Bank Corp.	1,142,058	118,123
Travelers Cos. Inc.	1,067,580	106,064
Morgan Stanley	2,655,268	90,279
Ameriprise Financial Inc.	594,979	60,973
Regions Financial Corp.	5,811,834	52,132
Prudential Financial Inc.	997,642	52,017
Fifth Third Bancorp	3,388,539	50,320
Equitable Holdings Inc.	3,183,146	45,997
LPL Financial Holdings Inc.	837,157	45,566
Citizens Financial Group Inc.	2,323,141	43,698
Unum Group	2,504,312	37,590
First American Financial Corp.	862,229	36,567
Synchrony Financial	2,108,720	33,929
Aflac Inc.	919,897	31,497
Cincinnati Financial Corp.	338,823	25,564
KeyCorp	2,421,223	25,108
US Bancorp	558,164	19,229
Huntington Bancshares Inc.	2,319,533	19,043
PacWest Bancorp	887,687	15,907
CME Group Inc.	91,343	15,794
American International Group Inc.	417,723	10,130
Comerica Inc.	326,468	9,579
T. Rowe Price Group Inc.	90,411	8,829
Cullen/Frost Bankers Inc.	116,572	6,504
		4,622,285
Health Care (19.0%)
Johnson & Johnson	8,978,700	1,177,377
Pfizer Inc.	22,638,101	738,908
Merck & Co. Inc.	9,103,509	700,424
Eli Lilly & Co.	3,074,472	426,491
UnitedHealth Group Inc.	1,464,929	365,324
Roche Holding AG	897,503	288,764
Medtronic plc	2,935,729	264,744
Bristol-Myers Squibb Co.	4,747,811	264,643
AstraZeneca plc ADR	5,311,598	237,216
Koninklijke Philips NV	5,661,292	232,438
CVS Health Corp.	3,909,824	231,970
Novartis AG	2,712,111	223,746
AbbVie Inc.	2,715,293	206,878
Gilead Sciences Inc.	2,225,171	166,354
Amgen Inc.	411,234	83,369
Cardinal Health Inc.	1,488,310	71,350
		5,679,996
Industrials (10.3%)
Lockheed Martin Corp.	1,378,094	467,105
Union Pacific Corp.	2,451,249	345,724
Deere & Co.	2,120,168	292,922
Eaton Corp. plc	3,594,625	279,266
Caterpillar Inc.	2,040,639	236,796
General Dynamics Corp.	1,549,700	205,041
Honeywell International Inc.	1,175,746	157,303
Trane Technologies plc	1,800,914	148,738
BAE Systems plc	20,436,032	131,303
United Technologies Corp.	1,390,718	131,186
3M Co.	811,473	110,774
Raytheon Co.	748,511	98,167
Cummins Inc.	609,949	82,538
PACCAR Inc.	1,349,200	82,477
Johnson Controls International plc	2,860,960	77,131
CH Robinson Worldwide Inc.	878,432	58,152
Illinois Tool Works Inc.	361,163	51,329
General Electric Co.	4,314,703	34,259
Nielsen Holdings plc	2,712,185	34,011
United Parcel Service Inc. Class B	278,543	26,022
KAR Auction Services Inc.	2,137,100	25,645
GATX Corp.	275,113	17,211
		3,093,100
Information Technology (11.2%)
Cisco Systems Inc.	21,811,753	857,420
Intel Corp.	14,481,128	783,719
Corning Inc.	12,736,207	261,602
TE Connectivity Ltd.	3,543,146	223,147
Analog Devices Inc.	2,245,463	201,306
KLA Corp.	1,322,290	190,066
Texas Instruments Inc.	1,712,008	171,081
International Business Machines Corp.	1,429,381	158,561
QUALCOMM Inc.	1,387,819	93,886
HP Inc.	4,838,018	83,988
Seagate Technology plc	1,565,773	76,410
Broadcom Inc.	270,833	64,214
Western Digital Corp.	1,379,904	57,431
Maxim Integrated Products Inc.	1,134,541	55,150
Western Union Co.	2,678,607	48,563
Automatic Data Processing Inc.	95,222	13,015
		3,339,559
Materials (2.3%)
Celanese Corp.	2,318,679	170,168
PPG Industries Inc.	1,663,160	139,040

Equity Income Fund

		Market
		Value•
	Shares	($000)
Linde plc	324,727	56,178
International Paper Co.	1,671,908	52,046
Reliance Steel & Aluminum Co.	498,033	43,623
Air Products & Chemicals Inc.	205,849	41,090
CF Industries Holdings Inc.	1,483,747	40,358
Corteva Inc.	1,118,040	26,274
DuPont de Nemours Inc.	676,761	23,078
Domtar Corp.	642,415	13,902
Huntsman Corp.	961,692	13,877
Greif Inc. Class A	440,884	13,707
Dow Inc.	457,047	13,364
Packaging Corp. of America	149,745	13,002
Scotts Miracle-Gro Co.	116,903	11,971
Nucor Corp.	232,272	8,366
		680,044
Real Estate (1.4%)
Crown Castle International Corp.	2,971,567	429,094

Utilities (8.0%)
Exelon Corp.	9,479,558	348,943
Dominion Energy Inc.	4,391,440	317,018
Sempra Energy	2,738,729	309,449
Duke Energy Corp.	2,950,233	238,615
American Electric Power Co. Inc.	2,489,403	199,102
Eversource Energy	1,936,127	151,424
Southern Co.	2,433,693	131,760
UGI Corp.	3,934,274	104,927
FirstEnergy Corp.	2,191,113	87,798
NextEra Energy Inc.	315,565	75,931
AES Corp.	5,118,696	69,614
Entergy Corp.	716,159	67,297
Evergy Inc.	1,142,859	62,914
PPL Corp.	2,160,154	53,313
Ameren Corp.	728,816	53,080
PNM Resources Inc.	1,215,595	46,193
IDACORP Inc.	445,130	39,078
Public Service Enterprise Group Inc.	209,482	9,408
Pinnacle West Capital Corp.	69,134	5,240
MDU Resources Group Inc.	220,715	4,745
NRG Energy Inc.	134,838	3,676
		2,379,525
Total Common Stocks
(Cost $27,656,346)		28,824,736
Temporary Cash Investments (3.6%)
Money Market Fund (3.1%)
[1,2] Vanguard Market
Liquidity Fund, 0.943%	9,162,172	915,118

	Face
	Amount
	($000)
Repurchase Agreements (0.4%)
Goldman Sachs & Co., 0.010%, 4/1/20 (Dated 3/31/20, Repurchase Value $16,300,000, collateralized by Government National Mortgage Assn. 4.000%, 9/20/49, with a value of $16,626,000)	16,300	16,300
Nomura International plc, 0.010%, 4/1/20 (Dated 3/31/20, Repurchase Value $54,300,000, collateralized by U.S. Treasury Note/Bond 0.375%–2.625%, 12/31/23–1/15/27, with a value of $55,386,000)	54,300	54,300
RBS Securities, Inc., 0.010%, 4/1/20 (Dated 3/31/20, Repurchase Value $16,600,000, collateralized by U.S. Treasury Note/Bond 4.250%, 5/15/39, with a value of $16,932,000)	16,600	16,600
Societe Generale, 0.010%, 4/1/20 (Dated 3/31/20, Repurchase Value $44,800,000, collateralized by Federal Home Loan Mortgage Corp. 5.329%–5.954%, 9/1/20–11/1/30, Federal National Mortgage Assn. 2.285%-4.500%, 11/1/26–8/1/48, and U.S. Treasury Note/Bond 0.000%–3.125%, 4/14/20–5/15/48, with a value of $45,696,000)	44,800	44,800
		132,000

Equity Income Fund

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill, 1.521%, 4/2/20	2,000	2,000
[3] United States Treasury Bill, 1.506%–1.515%, 4/9/20	11,470	11,470
[3] United States Treasury Bill, 1.527%, 4/30/20	11,300	11,300
[3] United States Treasury Bill, 1.551%, 5/21/20	10,800	10,798
		35,568
Total Temporary Cash Investments
(Cost $1,083,207)		1,082,686
Total Investments (100.1%)
(Cost $28,739,553)		29,907,422
Other Assets and Liabilities—Net (-0.1%)[2,3]		(28,355)
Net Assets (100%)		29,879,067

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $202,455,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $200,420,000 was received for securities on loan. The fund received additional collateral of $13,665,000 on the next business day.
3	Securities with a value of $33,567,000 and cash of $38,558,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	5,912	759,603	31,514

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $27,823,875)	28,992,304
Affiliated Issuers (Cost $915,678)	915,118
Total Investments in Securities	29,907,422
Investment in Vanguard	1,613
Cash Collateral Pledged—Futures Contracts	38,558
Receivables for Investment Securities Sold	129,496
Receivables for Accrued Income	65,996
Receivables for Capital Shares Issued	31,685
Total Assets	30,174,770
Liabilities
Due to Custodian	1,703
Payables for Investment Securities Purchased	32,006
Collateral for Securities on Loan	200,420
Payables to Investment Advisor	8,123
Payables for Capital Shares Redeemed	29,758
Payables to Vanguard	11,155
Variation Margin Payable—Futures Contracts	12,538
Total Liabilities	295,703
Net Assets	29,879,067

At March 31, 2020, net assets consisted of:

Paid-in Capital	29,079,254
Total Distributable Earnings (Loss)	799,813
Net Assets	29,879,067

Investor Shares—Net Assets
Applicable to 146,477,265 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,238,551
Net Asset Value Per Share—Investor Shares	$28.94

Admiral Shares—Net Assets
Applicable to 422,828,401 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	25,640,516
Net Asset Value Per Share—Admiral Shares	$60.64

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Dividends[1]	575,778
Interest[2]	8,186
Securities Lending—Net	198
Total Income	584,162
Expenses
Investment Advisory Fees—Note B
Basic Fee	15,195
Performance Adjustment	2,370
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,555
Management and Administrative—Admiral Shares	13,356
Marketing and Distribution—Investor Shares	346
Marketing and Distribution—Admiral Shares	1,139
Custodian Fees	119
Shareholders’ Reports—Investor Shares	60
Shareholders’ Reports—Admiral Shares	170
Trustees’ Fees and Expenses	23
Total Expenses	37,333
Net Investment Income	546,829
Realized Net Gain (Loss)
Investment Securities Sold[2]	(232,114)
Futures Contracts	(118,135)
Foreign Currencies	113
Realized Net Gain (Loss)	(350,136)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(6,957,592)
Futures Contracts	38,160
Foreign Currencies	301
Change in Unrealized Appreciation (Depreciation)	(6,919,131)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,722,438)

1	Dividends are net of foreign withholding taxes of $6,306,000.

2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $5,860,000, $270,000, and ($632,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	546,829	983,212
Realized Net Gain (Loss)	(350,136)	617,690
Change in Unrealized Appreciation (Depreciation)	(6,919,131)	605,893
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,722,438)	2,206,795
Distributions[1]
Investor Shares	(177,531)	(512,409)
Admiral Shares	(1,052,242)	(2,628,434)
Total Distributions	(1,229,773)	(3,140,843)
Capital Share Transactions
Investor Shares	(106,143)	(80,311)
Admiral Shares	1,487,896	4,088,282
Net Increase (Decrease) from Capital Share Transactions	1,381,753	4,007,971
Total Increase (Decrease)	(6,570,458)	3,073,923
Net Assets
Beginning of Period	36,449,525	33,375,602
End of Period	29,879,067	36,449,525

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$36.51	$37.98	$35.64	$31.69	$28.78	$31.23
Investment Operations
Net Investment Income	.520 [1]	1.002 [1]	.965 [1]	.908 [1]	.909	.847
Net Realized and Unrealized Gain (Loss)
on Investments	(6.890)	.972	2.764	4.292	3.912	(1.431)
Total from Investment Operations	(6.370)	1.974	3.729	5.200	4.821	(.584)
Distributions
Dividends from Net Investment Income	(.541)	(.997)	(.943)	(.912)	(.895)	(.852)
Distributions from Realized Capital Gains	(.659)	(2.447)	(.446)	(.338)	(1.016)	(1.014)
Total Distributions	(1.200)	(3.444)	(1.389)	(1.250)	(1.911)	(1.866)
Net Asset Value, End of Period	$28.94	$36.51	$37.98	$35.64	$31.69	$28.78

Total Return[2]	-17.96%	6.43%	10.58%	16.68%	17.21%	-2.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,239	$5,478	$5,751	$6,002	$5,487	$4,812
Ratio of Total Expenses to
Average Net Assets[3]	0.28%	0.27%	0.27%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.88%	2.84%	2.60%	2.70%	3.00%	2.72%
Portfolio Turnover Rate	19%	32%	37%	28%	26%	32%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, (0.00%), (0.01%), (0.01%), and (0.01%).

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	March 31,		Year Ended September 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$76.52	$79.61	$74.69	$66.43	$60.31	$65.45
Investment Operations
Net Investment Income	1.125 [1]	2.167 [1]	2.099 [1]	1.968 [1]	1.963	1.834
Net Realized and Unrealized Gain (Loss)
on Investments	(14.452)	2.028	5.806	8.977	8.219	(3.003)
Total from Investment Operations	(13.327)	4.195	7.905	10.945	10.182	(1.169)
Distributions
Dividends from Net Investment Income	(1.171)	(2.156)	(2.048)	(1.977)	(1.932)	(1.846)
Distributions from Realized Capital Gains	(1.382)	(5.129)	(.937)	(.708)	(2.130)	(2.125)
Total Distributions	(2.553)	(7.285)	(2.985)	(2.685)	(4.062)	(3.971)
Net Asset Value, End of Period	$60.64	$76.52	$79.61	$74.69	$66.43	$60.31

Total Return[2]	-17.93%	6.51%	10.70%	16.75%	17.35%	-2.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,640	$30,972	$27,625	$23,373	$18,115	$12,962
Ratio of Total Expenses to
Average Net Assets[3]	0.19%	0.18%	0.18%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.97%	2.93%	2.69%	2.79%	3.09%	2.81%
Portfolio Turnover Rate	19%	32%	37%	28%	26%	32%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, (0.00%), (0.01%), (0.01%), and (0.01%).

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund

Notes to Financial Statements

Vanguard Equity Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

Equity Income Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and

Equity Income Fund

costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Equity Income Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The investment advisory firm Wellington Management Company LLP provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Wellington Management Company LLP is subject to quarterly adjustments based on performance relative to the FTSE High Dividend Yield Index for the preceding three years.

Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $1,247,000 for the six months ended March 31, 2020.

For the six months ended March 31, 2020, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.08% of the fund’s average net assets, before an increase of $2,370,000 (0.01%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2020, the fund had contributed to Vanguard capital in the amount of $1,613,000, representing 0.01% of the fund’s net assets and 0.65% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Equity Income Fund

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2020, based on the inputs used to value them:

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	27,873,241	951,495	—	28,824,736
Temporary Cash Investments	915,118	167,568	—	1,082,686
Total	28,788,359	1,119,063	—	29,907,422
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	12,538	—	—	12,538

1 Represents variation margin on the last day of the reporting period.

E. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	28,739,553
Gross Unrealized Appreciation	4,936,306
Gross Unrealized Depreciation	(3,736,923)
Net Unrealized Appreciation (Depreciation)	1,199,383

F. During the six months ended March 31, 2020, the fund purchased $7,256,816,000 of investment securities and sold $6,741,548,000 of investment securities, other than temporary cash investments.

Equity Income Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2020		September 30, 2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	452,938	12,753	759,175	21,574
Issued in Lieu of Cash Distributions	163,163	4,722	470,885	14,402
Redeemed	(722,244)	(21,038)	(1,310,371)	(37,346)
Net Increase (Decrease)—Investor Shares	(106,143)	(3,563)	(80,311)	(1,370)
Admiral Shares
Issued	4,161,480	56,125	6,255,827	85,222
Issued in Lieu of Cash Distributions	914,007	12,667	2,281,462	33,225
Redeemed	(3,587,591)	(50,710)	(4,449,007)	(60,721)
Net Increase (Decrease)—Admiral Shares	1,487,896	18,082	4,088,282	57,726

H. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Equity Income Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management) and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Wellington Management. Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Using fundamental research, Wellington Management seeks to build a portfolio with an above-market yield, superior growth rate, and attractive valuation. Although every company purchased for the portfolio will pay a dividend, the goal is to build a portfolio with an above-market yield in aggregate, allowing for individual companies with below-market yields. Normalized earnings, normalized price-to-earnings ratios, and improving returns on capital are key to the research process. The board also noted that the portfolio manager of the fund has more than three decades of investment industry experience. The firm has managed a portion of the fund since 2000.

Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 2003.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by Wellington Management increase. The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Fenway Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Equity Income Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q652 052020

Semiannual Report | March 31, 2020

Vanguard PRIMECAP Core Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	15

Liquidity Risk Management	17

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
PRIMECAP Core Fund	9/30/2019	3/31/2020	Period
Based on Actual Fund Return	$1,000.00	$848.91	$2.13
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.70	2.33

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.46%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

2

PRIMECAP Core Fund

Fund Allocation

As of March 31, 2020

Communication Services	6.4%
Consumer Discretionary	9.7
Consumer Staples	0.3
Energy	1.2
Financials	9.2
Health Care	30.6
Industrials	15.2
Information Technology	26.5
Materials	0.9

The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

PRIMECAP Core Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (94.4%)
Communication Services (6.0%)
*	Alphabet Inc. Class A	132,740	154,237
*	Alphabet Inc. Class C	117,637	136,789
*	Sprint Corp.	7,550,700	65,087
	Walt Disney Co.	493,860	47,707
*	Activision Blizzard Inc.	675,000	40,149
*	Charter Communications Inc. Class A	44,000	19,198
*	Electronic Arts Inc.	150,000	15,025
*	Facebook Inc. Class A	83,000	13,844
	Comcast Corp. Class A	275,000	9,455
*	T-Mobile US Inc.	69,000	5,789
*	Altice USA Inc. Class A	109,400	2,439
	Entercom Communications Corp. Class A	1,200,000	2,052
			511,771
Consumer Discretionary (9.2%)
	Sony Corp. ADR	2,440,400	144,423
*	CarMax Inc.	1,705,200	91,791
	Ross Stores Inc.	1,029,800	89,562
	TJX Cos. Inc.	1,788,900	85,527
	Whirlpool Corp.	985,014	84,514
*	Alibaba Group Holding Ltd. ADR	323,100	62,836
*	Mattel Inc.	6,948,271	61,214
	Royal Caribbean Cruises Ltd.	778,700	25,051
	Carnival Corp.	1,556,200	20,495
	Newell Brands Inc.	1,500,000	19,920
*	Amazon.com Inc.	10,050	19,595
	L Brands Inc.	1,359,700	15,718
	VF Corp.	290,000	15,683
	Marriott International Inc. Class A	197,090	14,744
*	Tesla Inc.	17,400	9,118
*	Burlington Stores Inc.	39,000	6,180
*	Capri Holdings Ltd.	500,000	5,395
	Restaurant Brands International Inc.	105,300	4,215
*	Norwegian Cruise Line Holdings Ltd.	256,100	2,807
	MGM Resorts International	190,100	2,243
	McDonald’s Corp.	13,100	2,166
*	AutoZone Inc.	455	385
	Las Vegas Sands Corp.	8,700	370
			783,952
Consumer Staples (0.3%)
	Tyson Foods Inc. Class A	235,000	13,599
	Altria Group Inc.	209,924	8,118
*	BJ’s Wholesale Club Holdings Inc.	140,000	3,566
			25,283
Energy (1.1%)
	Pioneer Natural Resources Co.	656,323	46,041
	Cabot Oil & Gas Corp.	1,110,150	19,084
	EOG Resources Inc.	402,321	14,451
	Hess Corp.	165,000	5,495
*	Southwestern Energy Co.	2,500,000	4,225
	Noble Energy Inc.	450,000	2,718
*	Transocean Ltd.	1,284,000	1,489
	Cameco Corp.	185,100	1,414
	TechnipFMC plc	181,600	1,224
			96,141
Financials (8.7%)
	JPMorgan Chase & Co.	2,642,496	237,904
	Wells Fargo & Co.	3,788,700	108,736
	Northern Trust Corp.	1,039,250	78,422
	Charles Schwab Corp.	2,121,934	71,339
	Discover Financial Services	1,764,764	62,949
	Raymond James Financial Inc.	860,500	54,384
	Bank of America Corp.	2,467,459	52,384
	Marsh & McLennan Cos. Inc.	423,412	36,608

4

PRIMECAP Core Fund

			Market
			Value•
		Shares	($000)
	US Bancorp	798,300	27,501
	Progressive Corp.	177,800	13,129
	CME Group Inc.	3,250	562
			743,918
Health Care (28.9%)
	Eli Lilly & Co.	3,048,772	422,926
	Amgen Inc.	1,677,550	340,090
*	Biogen Inc.	1,021,375	323,143
	AstraZeneca plc ADR	6,625,700	295,904
	Novartis AG ADR	2,148,200	177,119
	Thermo Fisher Scientific Inc.	508,350	144,168
	Bristol-Myers Squibb Co.	1,975,500	110,114
*	Elanco Animal Health Inc.	4,889,761	109,482
*	Boston Scientific Corp.	3,343,900	109,111
	Roche Holding AG	316,617	101,869
	CVS Health Corp.	806,900	47,873
1	Siemens Healthineers AG	1,132,858	43,792
	Abbott Laboratories	460,700	36,354
	Zimmer Biomet Holdings Inc.	338,900	34,256
*	Illumina Inc.	121,795	33,265
	Merck & Co. Inc.	375,000	28,853
	Agilent Technologies Inc.	353,600	25,325
	Sanofi ADR	508,000	22,210
*	Alcon Inc.	386,680	19,651
*	LivaNova plc	200,000	9,050
	Stryker Corp.	46,300	7,708
*	BioMarin Pharmaceutical Inc.	84,000	7,098
	Medtronic plc	60,000	5,411
*	IQVIA Holdings Inc.	6,615	713
	Cerner Corp.	10,000	630
			2,456,115
Industrials (14.3%)
	Southwest Airlines Co.	8,090,725	288,111
	Siemens AG	1,970,697	165,017
	FedEx Corp.	800,100	97,020
*	Aecom	2,845,600	84,941
	Jacobs Engineering Group Inc.	1,024,885	81,243
	United Parcel Service Inc. Class B	695,300	64,955
	Caterpillar Inc.	543,300	63,045
*	United Airlines Holdings Inc.	1,952,700	61,608
	Airbus SE	893,850	57,637
	Delta Air Lines Inc.	1,627,100	46,421
	American Airlines Group Inc.	3,272,500	39,892
	TransDigm Group Inc.	85,150	27,264
	General Dynamics Corp.	205,070	27,133
	Union Pacific Corp.	187,000	26,375
	United Technologies Corp.	239,000	22,545
	Textron Inc.	671,400	17,906
	AMETEK Inc.	148,490	10,694
	IDEX Corp.	75,000	10,358
	Deere & Co.	59,050	8,158
	L3Harris Technologies Inc.	34,000	6,124
	Rockwell Automation Inc.	26,500	3,999
	CSX Corp.	68,800	3,942
	Pentair plc	96,880	2,883
	Boeing Co.	12,850	1,916
			1,219,187
Information Technology (25.0%)
	Microsoft Corp.	1,753,500	276,544
	Texas Instruments Inc.	2,515,800	251,404
	KLA Corp.	1,076,900	154,794
	Intel Corp.	2,798,000	151,428
	QUALCOMM Inc.	1,724,280	116,648
	ASML Holding NV	378,575	99,050
*	Telefonaktiebolaget LM Ericsson ADR	11,981,400	96,929
	NetApp Inc.	2,089,400	87,107
*	Adobe Inc.	269,900	85,893
*	Flex Ltd.	10,042,300	84,104
*	Micron Technology Inc.	1,848,200	77,735
	Hewlett Packard Enterprise Co.	7,911,817	76,824
	HP Inc.	4,021,273	69,809
	Applied Materials Inc.	1,502,500	68,845
	Intuit Inc.	249,900	57,477
	Cisco Systems Inc.	1,232,500	48,450
	Analog Devices Inc.	490,200	43,946
	Visa Inc. Class A	265,500	42,777
*	PayPal Holdings Inc.	409,900	39,244
*	Keysight Technologies Inc.	399,540	33,433
	Oracle Corp.	641,000	30,980
	NVIDIA Corp.	97,860	25,796
	Corning Inc.	1,245,900	25,591
	Apple Inc.	100,000	25,429
	Nokia Oyj ADR	4,478,500	13,883
	Teradyne Inc.	152,000	8,234
	Perspecta Inc.	407,876	7,440
	Mastercard Inc. Class A	29,000	7,005
*	BlackBerry Ltd.	1,461,900	6,038
	Science Applications International Corp.	80,000	5,970
	Micro Focus International plc ADR	773,700	3,923
	Western Digital Corp.	79,000	3,288
	DXC Technology Co.	196,000	2,558
			2,128,576

5

PRIMECAP Core Fund

		Market
		Value•
	Shares	($000)
Materials (0.9%)
Albemarle Corp.	695,965	39,232
DuPont de Nemours Inc.	355,933	12,137
Dow Inc.	405,733	11,864
Corteva Inc.	363,000	8,530
Greif Inc. Class B	33,000	1,322
		73,085
Real Estate (0.0%)
Alexandria Real Estate Equities Inc.	5,100	699
Total Common Stocks
(Cost $5,294,518)		8,038,727
Temporary Cash Investment (5.1%)
Money Market Fund (5.1%)
[2] Vanguard Market
Liquidity Fund, 0.943%
(Cost $440,486)	4,404,652	439,937
Total Investments (99.5%)
(Cost $5,735,004)		8,478,664
Other Assets and Liabilities—Net (0.5%)		39,530
Net Assets (100%)		8,518,194

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of this security represented 0.5% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

6

PRIMECAP Core Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,294,518)	8,038,727
Affiliated Issuers (Cost $440,486)	439,937
Total Investments in Securities	8,478,664
Investment in Vanguard	463
Receivables for Investment Securities Sold	45,525
Receivables for Accrued Income	13,116
Receivables for Capital Shares Issued	1,349
Total Assets	8,539,117
Liabilities
Payables for Investment Securities Purchased	2,518
Payables for Capital Shares Redeemed	5,520
Payables to Investment Advisor	8,067
Payables to Vanguard	4,818
Total Liabilities	20,923
Net Assets	8,518,194

At March 31, 2020, net assets consisted of:

Paid-in Capital	5,364,383
Total Distributable Earnings (Loss)	3,153,811
Net Assets	8,518,194

Net Assets
Applicable to 396,609,513 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,518,194
Net Asset Value Per Share	$21.48

See accompanying Notes, which are an integral part of the Financial Statements.

7

PRIMECAP Core Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Dividends[1]	103,983
Interest[2]	3,859
Securities Lending—Net	73
Total Income	107,915
Expenses
Investment Advisory Fees—Note B	16,553
The Vanguard Group—Note C
Management and Administrative	7,556
Marketing and Distribution	535
Custodian Fees	24
Shareholders’ Reports	30
Trustees’ Fees and Expenses	6
Total Expenses	24,704
Net Investment Income	83,211
Realized Net Gain (Loss)
Investment Securities Sold[2]	392,825
Foreign Currencies	(6)
Realized Net Gain (Loss)	392,819
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,997,266)
Foreign Currencies	103
Change in Unrealized Appreciation (Depreciation)	(1,997,163)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,521,133)

1	Dividends are net of foreign withholding taxes of $3,245,000.

2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,859,000, ($34,000), and ($592,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

8

PRIMECAP Core Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	83,211	157,480
Realized Net Gain (Loss)	392,819	716,557
Change in Unrealized Appreciation (Depreciation)	(1,997,163)	(1,042,363)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,521,133)	(168,326)
Distributions
Total Distributions[1]	(761,125)	(852,510)
Capital Share Transactions
Issued	405,939	571,211
Issued in Lieu of Cash Distributions	633,199	721,782
Redeemed	(893,685)	(1,271,203)
Net Increase (Decrease) from Capital Share Transactions	145,453	21,790
Total Increase (Decrease)	(2,136,805)	(999,046)
Net Assets
Beginning of Period	10,654,999	11,654,045
End of Period	8,518,194	10,654,999

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

9

PRIMECAP Core Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$27.08	$29.92	$26.33	$22.55	$20.26	$21.87
Investment Operations
Net Investment Income	.208 [1]	.391 [1]	.314 [1]	.304 [1]	.275	.285
Net Realized and Unrealized Gain (Loss)
on Investments	(3.857)	(1.020)	4.379	4.701	3.047	(.328)
Total from Investment Operations	(3.649)	(.629)	4.693	5.005	3.322	(.043)
Distributions
Dividends from Net Investment Income	(.388)	(.322)	(.287)	(.278)	(.243)	(.270)
Distributions from Realized Capital Gains	(1.563)	(1.889)	(.816)	(.947)	(.789)	(1.297)
Total Distributions	(1.951)	(2.211)	(1.103)	(1.225)	(1.032)	(1.567)
Net Asset Value, End of Period	$21.48	$27.08	$29.92	$26.33	$22.55	$20.26

Total Return[2]	-15.11%	-1.06%	18.27%	23.13%	16.78%	-0.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,518	$10,655	$11,654	$10,224	$8,420	$6,917
Ratio of Total Expenses to
Average Net Assets	0.46%	0.46%	0.46%	0.46%	0.46%	0.47%
Ratio of Net Investment Income to
Average Net Assets	1.51%	1.48%	1.13%	1.27%	1.31%	1.29%
Portfolio Turnover Rate	6%	7%	9%	9%	11%	10%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

10

PRIMECAP Core Fund

Notes to Financial Statements

Vanguard PRIMECAP Core Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of

11

PRIMECAP Core Fund

prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2020, the investment advisory fee represented an effective annual rate of 0.31% of the fund’s average net assets.

12

PRIMECAP Core Fund

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2020, the fund had contributed to Vanguard capital in the amount of $463,000, representing 0.01% of the fund’s net assets and 0.19% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	7,670,412	368,315	—	8,038,727
Temporary Cash Investments	439,937	—	—	439,937
Total	8,110,349	368,315	—	8,478,664

E. As of March 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,735,004
Gross Unrealized Appreciation	3,778,630
Gross Unrealized Depreciation	(1,034,970)
Net Unrealized Appreciation (Depreciation)	2,743,660

13

PRIMECAP Core Fund

F.   During the six months ended March 31, 2020, the fund purchased $566,243,000 of investment securities and sold $1,110,664,000 of investment securities, other than temporary cash investments.

G.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	15,559	22,077
Issued in Lieu of Cash Distributions	22,793	30,429
Redeemed	(35,253)	(48,482)
Net Increase (Decrease) in Shares Outstanding	3,099	4,024

H. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

14

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard PRIMECAP Core Fund has renewed the fund’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP, founded in 1983, is recognized for its long-term approach to equity investing. The portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term time horizon. PRIMECAP has managed the fund since its inception in 2004.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

15

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

16

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Fenway Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard PRIMECAP Core Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

17

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

Q12202 052020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FENWAY FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: May 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: May 18, 2020

VANGUARD FENWAY FUNDS

BY:        /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: May 18, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.